UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.8%
Alabama Port Authority,
Docks Facilities Revenue (Insured;
National Public Finance Guarantee Corp.)	5.00	10/1/22	3,000,000		3,010,620
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,500,000		1,774,335
Birmingham Water Works Board,
Water Revenue	5.00	1/1/31	3,260,000		3,769,799
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/19	2,150,000		2,158,321
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/31	2,000,000		2,275,380
University of Alabama Board of Trustees,
General Revenue (The University of
Alabama)	5.00	7/1/24	6,025,000		7,012,618
					20,001,073
Alaska - .6%
Alaska Industrial Development and Export
Authority,
Revolving Fund Revenue	5.25	4/1/24	3,780,000		4,196,632
Arizona - 2.3%
Phoenix Civic Improvement Corporation,
Junior Lien Wastewater System Revenue	5.00	7/1/28	5,000,000		5,822,600
Phoenix Civic Improvement Corporation,
Junior Lien Water System Revenue	5.00	7/1/23	5,000,000		5,964,750
Salt River Project Agricultural Improvement
and Power District,
Salt River Project Electric System
Revenue	5.00	12/1/27	4,500,000		5,198,895
					16,986,245
Arkansas - .7%
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/35	2,685,000		3,023,149
University of Arkansas Board of Trustees,
Various Facility Revenue (Fayetteville
Campus)	5.00	11/1/36	1,585,000		1,783,458
					4,806,607
California - 9.5%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,400,672
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Lien
Toll Bridge Revenue	5.00	4/1/27	1,750,000		2,030,613
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue	5.00	4/1/22	3,500,000		4,090,415

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 9.5% (continued)
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,402,038
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		2,930,625
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,832,325
California,
GO (Various Purpose)	5.00	8/1/28	2,500,000		2,974,450
California,
GO (Various Purpose)	5.00	8/1/29	2,000,000		2,362,100
California,
GO (Various Purpose)	5.00	8/1/30	3,500,000		4,117,540
California Housing Finance Agency,
Home Mortgage Revenue (Insured; FGIC)	4.40	8/1/18	3,310,000		3,315,097
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/26	1,500,000		1,728,660
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/26	4,355,000		5,144,126
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	5,000,000		5,766,700
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.00	12/1/31	1,000,000	[b]	1,067,900
Clovis Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	9,316,217
Coast Community College District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,755,813
Orange County Transportation Authority,
Senior Lien Toll Road Revenue (91
Express Lanes)	5.00	8/15/28	2,500,000		2,888,450
Sacramento City Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	4,337,615
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,691,900
San Diego Public Facilities Financing
Authority,
Subordinated Water Revenue (Payable
Solely from Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility Fund)	5.00	8/1/28	2,000,000		2,306,720
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	805,000		812,873
University of California Regents,
General Revenue	5.25	5/15/23	125,000		127,450
					69,400,299
Colorado - 3.7%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/26	15,640,000		18,001,014

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 3.7% (continued)
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	6.00	10/1/23	5,355,000		5,743,077
E-470 Public Highway Authority,
Senior Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,938,770
					26,682,861
Connecticut - 1.4%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	2,500,000		2,930,500
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,294,200
Connecticut Health and Educational
Facilities Authority,
Revenue (Wesleyan University Issue)
(Prerefunded)	5.00	7/1/20	1,000,000	[c]	1,123,390
					10,348,090
District of Columbia - 2.1%
District of Columbia Water and Sewer
Authority,
Public Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000		6,793,938
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/25	3,000,000		3,459,510
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	1,000,000		1,124,760
Washington Metropolitan Area Transit
Authority,
Gross Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,041,588
					15,419,796
Florida - 8.2%
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,137,386
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		4,901,813
Citizens Property Insurance Corporation,
Coastal Account Senior Secured Revenue	5.00	6/1/25	16,000,000		18,775,840
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,691,050
Collier County School Board,
COP (Master Lease Program Agreement)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	2/15/20	3,500,000		3,881,780
Collier County School Board,
COP (Master Lease Program Agreement)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	2/15/22	2,000,000		2,319,160
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/24	1,480,000		1,745,290

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 8.2% (continued)
Florida Municipal Power Agency,
All-Requirements Power Supply Project
Revenue	5.00	10/1/30	1,250,000		1,434,500
Hillsborough County,
GO (Unincorporated Area Parks and
Recreation Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,345,945
Hillsborough County,
Solid Waste and Resource Recovery
Revenue	5.00	9/1/26	1,260,000		1,475,069
Jacksonville Economic Development
Commission,
Health Care Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	530,000	[b]	540,531
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/24	2,500,000		2,946,225
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/34	2,000,000		2,236,460
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,769,070
Miami-Dade County,
Subordinate Special Obligation Revenue	5.00	10/1/26	1,000,000		1,140,470
Orange County,
Tourist Development Tax Revenue	5.00	10/1/32	3,275,000		3,784,852
Palm Bay,
Educational Facilities Revenue (Patriot
Charter School Project)	6.75	7/1/22	3,000,000	[d]	1,199,730
					59,325,171
Georgia - 2.0%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	2,000,000		2,322,600
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/27	1,000,000		1,173,190
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,905,480
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	2,530,000		3,017,835
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,947,000
					14,366,105
Illinois - 11.1%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.50	1/1/26	3,300,000		3,786,519
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/23	3,530,000		4,000,620
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	4,000,000		4,416,840

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois - 11.1% (continued)
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/35	3,000,000	3,349,200
Chicago,
Second Lien Water Revenue	5.00	11/1/25	1,200,000	1,361,940
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,000,000	2,249,840
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000	1,100,100
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,243,855
Cook County Community High School
District Number 219,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,078,095
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/31	3,275,000	3,750,825
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,787,380
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000	10,093,524
Illinois Finance Authority,
Revenue (OFS Healthcare System)	5.00	11/15/28	1,205,000	1,378,363
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/33	2,140,000	2,348,094
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,502,600
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	5,000,000	5,232,250
Metropolitan Pier and Exposition Authority,
Revenue (McCormick Place Expansion
Project) (Insured; National Public
Finance Guarantee Corp.)	5.55	6/15/21	1,665,000	1,704,261
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/18	2,290,000	2,398,363
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.25	6/1/21	3,300,000	3,760,713
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.50	6/1/23	2,750,000	3,108,242
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	2,385,000	2,713,391
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/26	7,595,000	8,486,349
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/32	3,655,000	4,013,409
				80,864,773
Indiana - 2.0%
Indiana Finance Authority,
Educational Facilities Revenue (Butler
University Project)	5.00	2/1/30	1,400,000	1,521,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana - 2.0% (continued)
Indiana Finance Authority,
First Lien Wastewater Utility Revenue
(CWA Authority Project)	5.25	10/1/23	2,500,000	2,893,975
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/36	3,000,000	3,358,350
Indianapolis,
Gas Utility Distribution System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/23	3,500,000	3,896,795
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,694,272
				14,364,492
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,280,000	2,578,612
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,295,520
				4,874,132
Kentucky - 1.2%
Ashland,
Medical Center Revenue (King's
Daughters Medical Center Project)	5.00	2/1/40	1,000,000	1,053,670
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	5,250,000	5,312,790
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center, Inc. Project)	6.25	3/1/23	2,195,000	2,504,890
				8,871,350
Louisiana - 2.4%
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed Bonds	5.00	5/15/27	17,500,000	17,650,150
Maryland - 1.1%
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.38	6/1/25	1,500,000	1,616,985
Maryland Economic Development
Corporation,
Private Activity Revenue (Purple Line
Light Rail Project) (Green Bonds)	5.00	3/31/24	1,000,000	1,117,490
Maryland Health and Higher Educational
Facilities Authority,
Revenue (Peninsula Regional Medical
Center Issue)	5.00	7/1/31	1,740,000	1,947,043
Maryland Health and Higher Educational
Facilities Authority,
Revenue (The Johns Hopkins Health
System Obligated Group Issue)	5.00	7/1/24	1,155,000	1,319,622

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland - 1.1% (continued)
Maryland Stadium Authority,
Baltimore City Public Schools
Construction and Revitalization Program
Revenue	5.00	5/1/22	1,500,000	1,749,630
				7,750,770
Massachusetts - 4.8%
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	3,250,000	3,786,802
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/26	2,500,000	3,004,675
Massachusetts College Building Authority,
Revenue	5.00	5/1/27	1,800,000	2,063,250
Massachusetts Development Finance
Agency,
Revenue (Bentley University Issue)	5.00	7/1/23	2,550,000	2,786,946
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/25	1,000,000	1,133,280
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/34	2,630,000	2,955,305
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	2,990,000	3,360,880
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,419,674
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/24	5,000,000	5,820,350
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/28	2,000,000	2,312,900
				34,644,062
Michigan - 3.8%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,635,000	1,776,722
Detroit School District,
School Building and Site Improvement
Bonds (GO - Unlimited Tax) (Insured;
FGIC)	6.00	5/1/19	2,965,000	3,250,085
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/36	5,000,000	5,431,000
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	3,180,000	3,690,326
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,251,892

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan - 3.8% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,132,990
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,784,400
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/18	2,500,000	2,648,225
				27,965,640
Minnesota - .2%
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/24	1,000,000	1,183,890
Missouri - 2.9%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/19	4,000,000	4,339,880
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,495,000	1,650,465
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/30	2,425,000	2,655,908
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/35	3,705,000	4,101,509
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/26	1,000,000	1,173,110
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/28	1,300,000	1,504,217
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2 Project)	5.00	1/1/32	1,550,000	1,730,234
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/30	3,270,000	3,724,988
				20,880,311
Nebraska - 1.4%
Public Power Generation Agency,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/29	4,750,000	5,380,847
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	2,250,000	2,535,480

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nebraska - 1.4% (continued)
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	2,000,000		2,223,720
					10,140,047
Nevada - 1.5%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,630,726
Director of the State of Nevada Department
of Business and Industry,
SWDR (Republic Services, Inc. Project)	5.63	6/1/18	5,000,000		5,177,700
Las Vegas Valley Water District,
Limited Tax GO (Additionally Secured by
Southern Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000		2,432,619
					11,241,045
New Jersey - 2.2%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,321,190
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,467,816
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,160,560
Rutgers The State University,
GO	5.00	5/1/29	6,840,000		7,800,062
					15,749,628
New Mexico - .3%
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	1.17	2/1/19	2,500,000	[e]	2,489,900
New York - 6.6%
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	5,000,000		5,852,000
New York City,
GO	5.00	3/1/25	3,300,000		3,895,617
New York City,
GO	5.00	8/1/28	5,000,000		5,705,750
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		4,836,874
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,249,999
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	5/1/28	4,400,000		5,113,152
New York Liberty Development Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,395,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 6.6% (continued)
New York State Dormitory Authority,
Revenue (New York University Hospitals
Center) (Prerefunded)	5.25	7/1/17	100,000	[c]	101,591
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,691,866
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	4,000,000		4,614,480
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	10,000	[c]	10,826
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,000,000		1,053,340
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/34	1,000,000		1,086,080
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.38	6/1/28	735,000		737,007
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.87	12/3/19	5,000,000	[e]	4,965,000
					48,309,542
North Carolina - 1.2%
North Carolina,
Capital Improvement Limited Obligation
Bonds	5.00	5/1/30	4,000,000		4,496,560
North Carolina Eastern Municipal Power
Agency,
Power System Revenue (Escrowed to
Maturity)	5.00	1/1/21	1,200,000		1,347,108
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Vidant
Health)	5.00	6/1/32	2,500,000		2,795,325
					8,638,993
Ohio - .5%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,369,346
Oregon - .5%
Oregon Facilities Authority,
Revenue (Legacy Health Project)	5.00	6/1/35	2,500,000		2,825,900
Port of Portland,
Revenue (Portland International Airport)	5.00	7/1/35	1,000,000		1,135,530
					3,961,430
Pennsylvania - 4.8%
Allegheny County Airport Authority,
Airport Revenue (Pittsburgh
International Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,613,808

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 4.8% (continued)
Chester County Industrial Development
Authority,
Revenue (Avon Grove Charter School
Project)	5.65	12/15/17	105,000	106,826
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,482,996
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/25	1,700,000	2,017,815
Pennsylvania Turnpike Commission,
Motor License Fund-Enchanced
Turnpike Subordinate Special Revenue	5.00	12/1/30	5,000,000	5,718,200
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,047,806
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/31	1,650,000	1,880,621
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	3,250,000	3,711,207
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.38	9/15/17	380,000	384,545
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,178,943
Philadelphia School District,
GO	5.00	9/1/21	3,555,000	3,842,351
Philadelphia School District,
GO	5.00	9/1/30	2,500,000	2,752,550
				34,737,668
South Carolina - .9%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	3,500,000	3,850,770
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/25	2,320,000	2,715,490
				6,566,260
Tennessee - .2%
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/26	1,505,000	1,764,296
Texas - 7.7%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,736,062
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/32	1,350,000	1,489,172
Cypress-Fairbanks Independent School
District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	5,000,000	5,851,400
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	4,000,000	4,590,080
Harris County,
Tax Road GO	5.00	10/1/27	2,500,000	2,985,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 7.7% (continued)
Harris County Metropolitan Transit
Authority,
Sales and Use Tax Revenue
(Prerefunded)	5.00	11/1/21	2,500,000	[c]	2,900,475
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/28	2,500,000		2,889,900
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	2,325,000		2,665,194
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	1.56	7/1/32	1,800,000	[e]	1,674,000
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/20	1,725,000		1,952,631
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/29	2,500,000		2,846,600
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/24	1,000,000		1,168,360
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000		5,679,000
Plano Independent School District,
Unlimited Tax Bonds (Permanent School
Fund Guarantee Program)	5.00	2/15/26	3,000,000		3,633,810
San Antonio,
Municipal Drainage Utility System
Revenue	5.00	2/1/28	5,000,000		5,727,250
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,499,267
Tarrant County Cultural Education Facilities
Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/31	1,400,000		1,597,246
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	2,500,000		2,763,425
Texas Water Development Board,
State Revolving Fund Subordinate Lien
Revenue	5.00	7/15/23	2,000,000		2,176,080
					55,825,777
Utah - .4%
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000		2,973,006
Virginia - 1.1%
Richmond,
Public Utility Revenue	5.00	1/15/31	4,095,000		4,812,935
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,405,990
					8,218,925

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - 4.8%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/31	1,250,000	1,488,613
King County Public Hospital District Number
2,
Limited Tax GO (Valley Medical Center)	5.00	12/1/30	6,930,000	7,777,608
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,829,645
Port of Seattle,
Intermediate Lien Revenue	5.00	3/1/34	2,000,000	2,254,240
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	955,222
Seattle,
Drainage and Wastewater Improvement
Revenue	5.00	9/1/27	5,025,000	5,744,429
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,773,100
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	5,973,980
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,053,426
				34,850,263
West Virginia - .2%
West Virginia University Board of
Governors,
University Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,682,975
Wisconsin - 1.3%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/36	4,500,000	4,981,005
Wisconsin Health and Educational Facilities
Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/28	1,890,000	2,164,768
Wisconsin Health and Educational Facilities
Authority,
Revenue (ProHealth Care, Inc. Obligated
Group)	5.00	8/15/33	2,250,000	2,498,063
				9,643,836

Total Investments (cost $699,436,251)			99.1%	720,745,386
Cash and Receivables (Net)			0.9%	6,299,608
Net Assets			100.0%	727,044,994

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $1,608,431 or .22% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Non-income producing—security in default.
e Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	719,545,656	1,199,730	720,745,386
† See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	1,199,880
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(150)
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2017	1,199,730
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2017	(150)

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2017, accumulated net unrealized appreciation on investments was $21,309,135, consisting of $28,016,475 gross unrealized appreciation and $6,707,340 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)